Income Tax Expense (Details) $ in Millions	12 Months Ended
Oct. 31, 2024 HKD ($)
Two Tiered Profits Tax Rates Regime [Member]
Income Tax Expense [Line Items]
Taxable profit rate	16.50%
Hong Kong [Member] | First Tiered Profits Tax Rates Regime [Member]
Income Tax Expense [Line Items]
Profits tax rates (in Dollars)	$ 2
Taxable profit rate	8.25%
Hong Kong [Member] | Two Tiered Profits Tax Rates Regime [Member]
Income Tax Expense [Line Items]
Profits tax rates (in Dollars)	$ 2
Taxable profit rate	16.50%
Singapore [Member]
Income Tax Expense [Line Items]
Estimated assessable profits	17.00%
United States [Member]
Income Tax Expense [Line Items]
Corporate tax rate	21.00%
New York [Member] | Minimum [Member]
Income Tax Expense [Line Items]
Corporate tax rate	6.50%
New York [Member] | Maximum [Member]
Income Tax Expense [Line Items]
Corporate tax rate	8.85%